Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
Under Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K
of the Securities Act, public companies are required to provide certain information about the relationship between executive compensation actually paid to the Chief Executive Officer, who is referred to as our principal executive officer (“PEO”), and other named executive officers and certain financial performance of such companies. Other than the restricted stock unit awards granted to our Chief Executive Officer and other NEOs under Viper’s LTIP during the year ended December 31, 2024, as described in “Compensation Tables,” our Chief Executive Officer and other NEOs have not received any equity awards or other compensation from us during any of the last four years ended December 31, 2024. The information otherwise required by Item 402(v) of Regulation
S-K
is provided below for each of the last four years ended December 31, 2024, as the Partnership, the Company’s predecessor in the Conversion, was not subject to the requirement to file the proxy statement in prior years, and following the Conversion, the Company is currently in its second year of compliance with pay versus performance disclosure requirements.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in thousands) (7)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)
2024	$1,245,313	$1,892,428	$622,671	$946,237	$544.01	$457.20	$603,646
2023	$—	$—	$—	$—	$328.99	$321.80	$501,341
2022	$—	$—	$—	$—	$314.02	$360.36	$655,004
2021	$—	$—	$—	$14,892	$194.07	$216.74	$256,677

(1)	The dollar amounts reported are the amounts of total compensation reported in our Summary Compensation Table.
(2)
The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

	Reported Summary Compensation Table Total for PEO	Deductions:	Additions:	Compensation Actually Paid to PEO
Year		Reported Value of Equity Awards (a)	Equity Award Adjustments (b)
2024	$1,245,313	$1,245,313	$1,892,428	$1,892,428
2023	$—	$—	$—	$—
2022	$—	$—	$—	$—
2021	$—	$—	$—	$—

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Current Year Equity Awards that Remain Unvested at Year-End	Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year-End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2024	$1,842,340	$—	$—	$—	$—	$50,088	$1,892,428
2023	$—	$—	$—	$—	$—	$—	$—
2022	$—	$—	$—	$—	$—	$—	$—
2021	$—	$—	$—	$—	$—	$—	$—

(3)
The dollar amounts reported represent the average of the amounts reported for our
Non-PEO
NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of our
Non-PEO
NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Mr. Van’t Hof, Ms. Dick, Mr. Barkmann and Mr. Zmigrosky, (ii) for 2023, 2022 and 2021, Mr. Van’t Hof, Ms. Dick and Mr. Zmigrosky.

(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to our
Non-PEO
NEOs, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our
Non-PEO
NEOs during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for our
Non-PEO
NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Deductions:	Additions:	Average Compensation Actually Paid to Non-PEO NEOs
Year		Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)
2024	$622,671	$622,671	$946,237	$946,237
2023	$—	$—	$—	$—
2022	$—	$—	$—	$—
2021	$—	$—	$14,892	$14,892

Year	Year End Fair Value of Current Year Equity Awards that Remain Unvested at Year-End	Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year-End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2024	$921,192	$—	$—	$—	$—	$25,045	$946,237
2023	$—	$—	$—	$—	$—	$—	$—
2022	$—	$—	$—	$—	$—	$—	$—
2021	$—	$—	$—	$14,892	$—	$—	$14,892

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the four-year period included in this table, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of
the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at December 31, 2020. The peer group used for this purpose in 2023 represented the TSR of the SPDR S&P Oil & Gas Exploration and Production ETF (“XOP”) based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2023, 2022, and 2021. The XOP was the peer group used by the Company for purposes of Item 201(e) of Regulation
S-K
under the Exchange Act in Viper’s Annual Report on Form
10-K
for the year ended December 31, 2023. The peer group used for this purpose in 2024 consists of the following companies: Dorchester Minerals, L.P., Kimbell Royalty Partners LP, Sitio Royalties Corporation, Black Stone Minerals, L.P., Texas Pacific Land Corporation, SM Energy Company, Northern Oil and Gas, Inc., Civitas Resources, Inc., Matador Resources Company, XOP and the Standard & Poor’s 500 Index (SPX). Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the four-year period included in this table, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(3)
The dollar amounts reported represent the average of the amounts reported for our
Non-PEO
NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of our
Non-PEO
NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Mr. Van’t Hof, Ms. Dick, Mr. Barkmann and Mr. Zmigrosky, (ii) for 2023, 2022 and 2021, Mr. Van’t Hof, Ms. Dick and Mr. Zmigrosky.

Peer Group Issuers, Footnote
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at December 31, 2020. The peer group used for this purpose in 2023 represented the TSR of the SPDR S&P Oil & Gas Exploration and Production ETF (“XOP”) based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2023, 2022, and 2021. The XOP was the peer group used by the Company for purposes of Item 201(e) of Regulation
S-K
under the Exchange Act in Viper’s Annual Report on Form
10-K
for the year ended December 31, 2023. The peer group used for this purpose in 2024 consists of the following companies: Dorchester Minerals, L.P., Kimbell Royalty Partners LP, Sitio Royalties Corporation, Black Stone Minerals, L.P., Texas Pacific Land Corporation, SM Energy Company, Northern Oil and Gas, Inc., Civitas Resources, Inc., Matador Resources Company, XOP and the Standard & Poor’s 500 Index (SPX). Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the four-year period included in this table, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

PEO Total Compensation Amount	$ 1,245,313	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 1,892,428	0	0	0
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

	Reported Summary Compensation Table Total for PEO	Deductions:	Additions:	Compensation Actually Paid to PEO
Year		Reported Value of Equity Awards (a)	Equity Award Adjustments (b)
2024	$1,245,313	$1,245,313	$1,892,428	$1,892,428
2023	$—	$—	$—	$—
2022	$—	$—	$—	$—
2021	$—	$—	$—	$—

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Current Year Equity Awards that Remain Unvested at Year-End	Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year-End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2024	$1,842,340	$—	$—	$—	$—	$50,088	$1,892,428
2023	$—	$—	$—	$—	$—	$—	$—
2022	$—	$—	$—	$—	$—	$—	$—
2021	$—	$—	$—	$—	$—	$—	$—

Non-PEO NEO Average Total Compensation Amount	$ 622,671	0	0	0
Non-PEO NEO Average Compensation Actually Paid Amount	$ 946,237	0	0	14,892
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to our
Non-PEO
NEOs, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our
Non-PEO
NEOs during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for our
Non-PEO
NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Deductions:	Additions:	Average Compensation Actually Paid to Non-PEO NEOs
Year		Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)
2024	$622,671	$622,671	$946,237	$946,237
2023	$—	$—	$—	$—
2022	$—	$—	$—	$—
2021	$—	$—	$14,892	$14,892

Year	Year End Fair Value of Current Year Equity Awards that Remain Unvested at Year-End	Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year-End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2024	$921,192	$—	$—	$—	$—	$25,045	$946,237
2023	$—	$—	$—	$—	$—	$—	$—
2022	$—	$—	$—	$—	$—	$—	$—
2021	$—	$—	$—	$14,892	$—	$—	$14,892

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid, Cumulative TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Total Shareholder Return Vs Peer Group	Compensation Actually Paid, Cumulative TSR and Peer Group TSR
Total Shareholder Return Amount	$ 544.01	328.99	314.02	194.07
Peer Group Total Shareholder Return Amount	457.2	321.8	360.36	216.74
Net Income (Loss)	603,646,000	501,341,000	655,004,000	256,677,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,245,313)	0	0	0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,892,428	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,842,340	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,088	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(622,671)	0	0	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	946,237	0	0	14,892
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	921,192	0	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	14,892
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 25,045	$ 0	$ 0	$ 0